Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Detailed Information About Property, Plant and Equipment

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2016	Ps. 648,412,014	21,680,343	419,979,508	1,066,515,651	66,284,466	260,328,096	52,966,194	15,329,095	211,675,597	43,347,802	—	630,878	2,807,149,644
Acquisitions	20,406,464	1,629,710	1,265,011	8,239,480	2,541,802	9,866,984	545,271	2,063,519	107,682,868	1,487,434	6,800	—	155,735,343
Reclassifications	150,817	—	(1,268,887)	8,649,686	(6,610,184)	—	(561,569)	(325,778)	(282,044)	50,709	2,039	(137,246)	(332,457)
Capitalization	15,943,630	—	11,851,378	40,825,973	1,085,323	17,318,279	2,769	2,918,621	(89,945,973)	—	—	—	—
Impairment	81,135,967	—	31,967,407	198,974,994	—	35,640,491	438,979	8,743	(16,852,238)	—	—	—	331,314,343
Disposals	(7,602,782)	(40,937)	(3,648,989)	(4,382,867)	(558,374)	(449,645)	(2,644,957)	(551,355)	(4,864,062)	(314,327)	(8,839)	(2,126)	(25,069,260)

Balances as of December 31, 2016	758,446,110	23,269,116	460,145,428	1,318,822,917	62,743,033	322,704,205	50,746,687	19,442,845	207,414,148	44,571,618	—	491,506	3,268,797,613
Acquisitions	10,018,030	418,283	7,054,793	14,937,882	802,300	7,811,374	1,183,679	284,445	51,410,469	58,563	—	—	93,979,818
Reclassifications	3,146,955	—	(53,349)	—	98,245	(10,199,213)	(96,899)	(75,674)	(812,943)	(560)	—	4,072,464	(3,920,974)
Capitalization	43,033,864	—	21,357,074	36,564,811	1,265,246	8,677,765	30,879	3,746,395	(114,700,828)	29,248	—	(4,454)	—
Impairment	(48,020,616)	—	2,226,771	(83,236,991)	—	(15,564,190)	—	—	(6,849,534)	—	—	—	(151,444,560)
Disposals	(10,598,983)	(244,283)	(8,862,541)	(19,340,709)	(208,353)	—	(806,694)	(226,375)	(6,724,930)	(112,170)	—	(4,440,865)	(51,565,902)

Balances as of December 31, 2017	Ps. 756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995

Accumulated depreciation and amortization
Balances as of January 1, 2016	Ps.(321,283,906)	(578,015)	(139,331,407)	(780,443,639)	(37,712,087)	(140,908,960)	(36,513,479)	(5,894,520)	—	—	—	—	(1,462,666,013)
Depreciation and amortization	(44,549,443)	(2,364,560)	(15,153,879)	(70,090,038)	(1,796,383)	(12,252,810)	(3,205,089)	(1,027,289)	—	—	—	—	(150,439,491)
Reclassifications	(10,521)	—	(166,632)	(3,077)	(108,718)	—	166,914	454,492	—	—	—	—	332,458
Disposals	5,826,891	—	2,286,691	—	492,557	—	2,560,988	550,554	—	—	—	—	11,717,681

Balances as of December 31, 2016	(360,016,979)	(2,942,575)	(152,365,227)	(850,536,754)	(39,124,631)	(153,161,770)	(36,990,666)	(5,916,763)	—	—	—	—	(1,601,055,365)
Depreciation and amortization	(45,709,123)	(2,198,867)	(15,095,115)	(74,673,473)	(1,906,164)	(13,192,369)	(2,890,563)	(1,038,839)	—	—	—	—	(156,704,513)
Reclassifications	2,799,244	—	(72,841)	—	(69,236)	1,146,904	102,375	14,532	—	—	—	—	3,920,978
Disposals	8,902,711	127,458	7,573,769	16,810,591	59,022	—	805,916	222,764	—	—	—	—	34,502,231

Balances as of December 31, 2017	Ps.(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)

Wells, pipelines, properties, plant and equipment—net as of December 31, 2016	Ps. 398,429,131	20,326,541	307,780,201	468,286,163	23,618,402	169,542,435	13,756,021	13,526,082	207,414,148	44,571,618	—	491,506	1,667,742,248

Wells, pipelines, properties, plant and equipment—net as of December 31, 2017	Ps. 362,001,214	18,429,132	321,908,762	359,348,274	23,659,462	148,222,706	12,084,714	16,453,330	129,736,382	44,546,699	—	118,651	1,436,509,326

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

a.	As of December 31, 2017, 2016 and 2015, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,060,963, Ps. 3,667,752 and Ps. 5,258,854, respectively.

b.	The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2017, 2016 and 2015, recognized in operating costs and expenses, was Ps.156,704,513, Ps. 150,439,491 and Ps. 167,951,250, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2017, 2016 and 2015 of Ps. 850,015, Ps. 1,698,312, and Ps. 1,401,870, respectively.

c.	As of December 31, 2017 and 2016, provisions relating to future plugging of wells costs amounted to Ps. 68,797,600 and Ps. 64,967,710, respectively, and are presented in the “Provisions for plugging of wells” (see Note 18).

d.	As of December 31, 2017 and 2016, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 16,440,645 and Ps. 16,393,773, respectively (see Note 13) and Ps. 4,652,314 from available-for-sale non-financial assets as of December 31, 2017 (see Note 9).

e.	As of December 31, 2017 and 2016, PEMEX recognized a net impairment of Ps. 151,444,560 and a net reversal of impairment of Ps. 331,314,343, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Assets Acquired Through Capital Leases

As of December 31, 2017 and 2016, assets acquired through these capital leases were as follows:

	2017		2016
Investment in tankers and drilling equipment	Ps.	11,142,197	Ps.	11,142,197
Less accumulated depreciation		(1,696,089)		(1,274,314)

	Ps.	9,446,108	Ps.	9,867,883

Summary of Maturity Analysis of Finance Lease Payables

The liabilities relating to the assets listed above are payable in the years following December 31, 2017 as presented below:

Year	Pesos	U.S. dollars
2018	Ps. 1,867,411		94,377
2019	1,192,496		60,268
2020	1,192,496		60,268
2021	1,192,496		60,268
2022	1,192,496		60,268
2023 and thereafter	2,158,559		109,091

	8,795,954		444,540
Less: short-term unaccrued interest	331,412		16,749
Less: long-term unaccrued interest	843,480		42,630

Total capital leases	7,621,062		385,161
Less: current portion of leases (excluding interest)	1,543,881		78,026

Total long-term capital leases	Ps. 6,077,181	U.S. $	307,135

Consolidated and Separate Financial Statements

	Profit-sharing						License
As of /For the year ended December 31, 2017	EK / Balam		Block 2		Block 8		Trion		Block 3		Total
Sales:
Net sales	Ps.	7,009,464	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	7,009,464
Cost of sales		5,447,955		5,953		4,845		—		511		5,459,264

Gross income (loss)		1,561,509		(5,953)		(4,845)		—		(511)		1,550,200
Other income (loss), net		4,852		—		—		—		—		4,852
Administrative expenses		34,338		—		—		—		—		34,338

Operating income (loss)		1,532,023		(5,953)		(4,845)		—		(511)		1,520,714
Taxes, duties and other		158,347		—		—		—		—		158,347

Net income (loss)	Ps.	1,373,676	Ps.	(5,953)	Ps.	(4,845)	Ps.	—	Ps.	(511)	Ps.	1,362,367

Cash and cash equivalents	Ps.	—	Ps.	20	Ps.	25	Ps.	—	Ps.	—	Ps.	45
Accounts receivable		—		1,013		1,804		—		327		3,144

Total current assets		—		1,033		1,829		—		327		3,189

Wells, pipelines, properties, plant and equipment, net		14,869,906		—		—		4,498,234		1,107,311		20,475,451

Total assets		14,869,906		1,033		1,829		4,498,234		1,107,638		20,478,640

Suppliers		796,300		—		—		—		—		796,300
Taxes and duties payable		973		—		—		—		—		973
Other current liabilities		4,391		1,809		2,369		—		—		8,569

Total current liabilities		801,664		1,809		2,369		—		—		805,842

Total liabilities	Ps.	801,664	Ps.	1,809	Ps.	2,369	Ps.	—	Ps.	—	Ps.	805,842

Equity (deficit), net	Ps.	14,068,242	Ps.	(776)	Ps.	(540)	Ps.	4,498,234	Ps.	1,107,638	Ps.	19,672,798

Pemex industrial transformation [member]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	51.30 U.S. dollars	N.A.	N.A.
Processed volume	767 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd
Useful lives of the cash generating units	Average of 16 years	Average of 9 years	Average of 6 years
Discount rate	11.53% annually	10.24% annually	9.71% annually
Period	2018-2034	2018-2029	2016-2024

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil price	52.30 U.S. dollars	N.A.	N.A.
Processed volume	1,100 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.20.6640 mxp/usd	Ps.20.6640 mxp/usd	Ps.20.6640 mxp/usd
Useful lives of the cash generating units	Average of 14 years	Average of 10 years	Average of 4 years
Discount rate	12.06% annually	10.72% annually	10.29% annually
Period	2018-2034	2018-2029	2016-2024

Pemex exploration and production [member]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets

To determine the value in use of long-lived assets associated with hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	55.89 U.S. dollars/bl
Average gas price	4.92 U.S. dollars /mpc
Average condensates price	38.33 U.S. dollars /bl
Discount rate	14.40% annually

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	60.24 U.S. dollars/bl
Average gas price	4.69 U.S. dollars/mpc
Average condensates price	40.22 U.S. dollars/bl
Discount rate	14.36% annually

Fixed assets [member] | Pemex industrial transformation [member]
Summary of Net Impairment and Net Reversal of Impairment

The impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	(5,691,005)
Madero Refinery		(8,480,880)
Salina Cruz Refinery		(5,579,997)

Total impairment of assets		(19,751,882)
Cangrejera Petrochemical Center		3,565,355
Independencia Petrochemical Center		112,292
Arenque gas processor complex		57,039
Matapionche gas processor complex		65,104

Reversal of impairment		3,799,790

Net impairment	Ps.	(15,952,092)

As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps. 32,531,925
Madero Refinery	11,420,952
Salina Cruz Refinery	12,051,597
Cangrejera Petrochemical Center	17,544,825
Independencia Petrochemical Center	3,146,413
Arenque gas processor complex	1,283,201
Matapionche gas processor complex	1,074,729

Total value in use	Ps. 79,053,642

The net reversal of impairment was in the following cash generating units:

Minatitlán Refinery	Ps. 33,165,095
Madero Refinery	21,833,892
Arenque gas processor complex	268,161

Reversal of impairment	55,267,148
Cangrejera Petrochemical Center	(2,590,870)
Independencia Petrochemical Center	(112,292)
Matapionche gas processor complex	(65,105)

Total impairment of assets	(2,768,267)

Net reversal of impairment	Ps. 52,498,881

 As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps. 43,856,284
Madero Refinery	33,961,120
Salina Cruz Refinery	36,057,410
Cangrejera Petrochemical Center	2,441,686
Independencia Petrochemical Center	1,706,687
Arenque gas processor complex	473,499
Matapionche gas processor complex	572,909

Total value in use	Ps. 119,069,595

PEMEX [member]
Summary of Net Impairment and Net Reversal of Impairment
i.	As of December 31, 2017, the net impairment was as follows:

	Impairment		Reversal of impairment		Net Impairment
Pemex Exploration and Production	Ps.	(129,350,315)	Ps.	—	Ps.	(129,350,315)
Pemex Industrial Transformation		(19,751,882)		3,799,790		(15,952,092)
AGRO		(4,206,653)		—		(4,206,653)
Pemex Fertilizers		(1,935,500)		—		(1,935,500)

Total	Ps.	(155,244,350)	Ps.	3,799,790	Ps.	(151,444,560)

ii.	As of December 31, 2016, the net reversal of impairment was as follows:

	Impairment	Reversal of impairment	Reversal of impairment
Pemex Exploration and Production	Ps. (16,872,238)	Ps. 288,581,670	Ps. 271,709,432
Pemex Industrial Transformation	(2,768,267)	55,267,148	52,498,881
Pemex Logistics	—	5,829,520	5,829,520
Pemex Ethylene	—	1,276,510	1,276,510

Total	Ps. (19,640,505)	Ps. 350,954,848	Ps. 331,314,343